UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [_]; Amendment Number:
      This Amendment (Check only one.): [_] is a restatement
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain             Chicago, IL                  2/11/11
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/10



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   78

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,775,594
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER       NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    45694  1484545 SH       Sole                                    1484545
Advance Auto Parts                              00751y106     4710    71200 SH       Sole                                      71200
Alberto-Culver                                  013078100     1158    31250 SH       Sole                                      31250
Amazon                                          023135106    39586   219920 SH       Sole                                     219920
American Tower                                  029912201    45497   881050 SH       Sole                                     881050
Apple                                           037833100    74921   232270 SH       Sole                                     232270
Automatic Data Processing                       053015103    13058   282145 SH       Sole                                     282145
Berkshire Hathaway Class B                      084670702    41751   521173 SH       Sole                                     521173
BioMarin                                        09061g101     3219   119550 SH       Sole                                     119550
BlackRock                                       09247x101    21482   112720 SH       Sole                                     112720
Cameron Intl                                    13342b105     5027    99100 SH       Sole                                      99100
Children's Place                                168905107     2452    49400 SH       Sole                                      49400
Cisco Systems                                   17275r102    58772  2905205 SH       Sole                                    2905205
Citrix Systems                                  177376100    76068  1111940 SH       Sole                                    1111940
Copart, Inc.                                    217204106     1668    44650 SH       Sole                                      44650
Costco                                          22160k105    23959   331790 SH       Sole                                     331790
Covidien                                        G2554F105    63760  1396415 SH       Sole                                    1396415
Diageo ADR                                      25243Q205    15058   202585 SH       Sole                                     202585
Diamond Foods                                   252603105     1856    34900 SH       Sole                                      34900
Disney                                          254687106    19297   514445 SH       Sole                                     514445
Donaldson                                       257651109     4132    70900 SH       Sole                                      70900
Expeditors International                        302130109    22503   412135 SH       Sole                                     412135
Exxon Mobil                                     30231G102    59217   809855 SH       Sole                                     809855
FactSet Research Systems                        303075105     1650    17600 SH       Sole                                      17600
Fiserv, Inc.                                    337738108     3628    61950 SH       Sole                                      61950
FormFactor                                      346375108      845    95150 SH       Sole                                      95150
General Electric                                369604103      574    31375 SH       Sole                                      31375
Genzyme Corporation                             372917104    25924   364105 SH       Sole                                     364105
Global Payments                                 37940X102     2579    55800 SH       Sole                                      55800
Google                                          38259p508    47847    80555 SH       Sole                                      80555
Greenhill & Co.                                 395259104     3361    41150 SH       Sole                                      41150
H.J. Heinz                                      423074103    18655   377180 SH       Sole                                     377180
Halliburton Company                             406216101    47648  1166980 SH       Sole                                    1166980
Healthcare Services Group                       421906108     2358   144900 SH       Sole                                     144900
Heartland Express                               422347104     1780   111100 SH       Sole                                     111100
Honeywell International                         438516106    35950   676265 SH       Sole                                     676265
Hospira                                         441060100    35050   629380 SH       Sole                                     629380
IHS                                             451734107    25598   318425 SH       Sole                                     318425
Intel                                           458140100    17595   836685 SH       Sole                                     836685
Intl Business Machines                          459200101    39404   268490 SH       Sole                                     268490
Iron Mountain                                   462846106     4310   172350 SH       Sole                                     172350
Jacobs Engineering Group                        469814107     2373    51750 SH       Sole                                      51750
Kohl's Corporation                              500255104    11220   206470 SH       Sole                                     206470
Laboratory Corporation of Amer                  50540R409    48311   549490 SH       Sole                                     549490
Linear Technology                               535678106     1712    49500 SH       Sole                                      49500
McCormick & Co.                                 579780206     2845    61150 SH       Sole                                      61150
Mead Johnson                                    582839106    25953   416910 SH       Sole                                     416910
Microsoft                                       594918104    48261  1729155 SH       Sole                                    1729155
MSC Industrial Direct                           553530106    17844   275835 SH       Sole                                     275835
NIKE                                            654106103    36345   425490 SH       Sole                                     425490
Noble Corporation                               H5833N103    17133   478990 SH       Sole                                     478990
Occidental Petroleum                            674599105    57730   588485 SH       Sole                                     588485
optionsXpress                                   684010101     1230    78500 SH       Sole                                      78500
Paychex                                         704326107     1110    35925 SH       Sole                                      35925
PepsiCo                                         713448108    28356   434035 SH       Sole                                     434035
Portfolio Recovery Associates                   73640q105     2640    35100 SH       Sole                                      35100
Praxair                                         74005p104    34863   365170 SH       Sole                                     365170
Procter & Gamble                                742718109    15039   233775 SH       Sole                                     233775
QEP Resources Inc.                              74733v100    25362   698485 SH       Sole                                     698485
QUALCOMM                                        747525103    59553  1203340 SH       Sole                                    1203340
Questar Corporation                             748356102     1855   106550 SH       Sole                                     106550
Range Resources                                 75281A109    68786  1529255 SH       Sole                                    1529255
Roper Industries                                776696106    27896   364985 SH       Sole                                     364985
Ross Stores                                     778296103     2587    40900 SH       Sole                                      40900
Sigma-Aldrich                                   826552101     3521    52900 SH       Sole                                      52900
Southwestern Energy                             845467109    40157  1072865 SH       Sole                                    1072865
Symantec Corporation                            871503108     1457    87050 SH       Sole                                      87050
TD Ameritrade                                   87236y108    29766  1567455 SH       Sole                                    1567455
Tiffany & Co.                                   886547108     4620    74200 SH       Sole                                      74200
Tim Hortons ADR                                 88706m103     2461    59700 SH       Sole                                      59700
United Technologies                             913017109    22232   282420 SH       Sole                                     282420
UPS                                             911312106    16111   221980 SH       Sole                                     221980
Visa                                            92826c839    32765   465550 SH       Sole                                     465550
WABCO                                           92927k102     5496    90200 SH       Sole                                      90200
Wal-Mart Stores                                 931142103    18053   334755 SH       Sole                                     334755
Waters Corporation                              941848103    42601   548210 SH       Sole                                     548210
Yum! Brands                                     988498101    55638  1134315 SH       Sole                                    1134315
Zebra Technologies                              989207105     2108    55500 SH       Sole                                      55500